POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ONE-PERCENTAGE POINT CHANGE IN ASSUMED HEALTH CARE COST TREND RATES (Details) $ in Millions	12 Months Ended
Jun. 30, 2018 USD ($)
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rate [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 62
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(47)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	737
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (585)